Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Schedule of Goodwill and Intangible Assets

For the year ended December 31, 2017:

	Software Technology Acquired through Business Combinations $000’s	Other Software Technology $000’s	Customer Relationships $000’s	Brands $000’s	Deferred Development Costs $000’s	Goodwill $000’s	Total $000’s
Cost
Balance – January 1, 2017	116,079	15,673	1,423,719	485,253	48,808	2,810,681	4,900,213
Additions	—	1,893	—	—	23,212	—	25,105
Additions through business combination	1,413	—	—	—	—	—	1,413
Reclassification	—	—	—	—	(201)	—	(201)
Translation	—	1,146	—	—	—	—	1,146
Balance – December 31, 2017	117,492	18,712	1,423,719	485,253	71,819	2,810,681	4,927,676

Accumulated amortization and impairments
Balance – January 1, 2017	61,163	5,798	229,377	—	9,832	5,471	311,641
Amortization	29,909	3,162	94,915	—	10,275	—	138,261
Translation	—	424	—	—	—	—	424
Balance – December 31, 2017	91,072	9,384	324,292	—	20,107	5,471	450,326

Net carrying amount
At January 1, 2017	54,916	9,875	1,194,342	485,253	38,976	2,805,210	4,588,572
At December 31, 2017	26,420	9,328	1,099,427	485,253	51,712	2,805,210	4,477,350

For the year ended December 31, 2016:

	Software Technology Acquired through Business Combinations $000’s	Other Software Technology $000’s	Customer Relationships $000’s	Brands $000’s	Deferred Development Costs $000’s	Goodwill $000’s	Total $000’s
Cost
Balance – January 1, 2016	115,283	19,992	1,423,719	485,253	30,309	2,810,470	4,885,026
Additions	—	7,669	—	—	20,961	—	28,630
Additions through business combination	824	—	—	—	—	200	1,024
Disposals	—	(11,646)	—	—	(1,784)	—	(13,430)
Reclassification	—	—	—	—	(678)	—	(678)
Translation	(28)	(342)	—	—	—	11	(359)
Balance – December 31, 2016	116,079	15,673	1,423,719	485,253	48,808	2,810,681	4,900,213

Accumulated amortization and impairments
Balance – January 1, 2016	32,122	13,966	134,462	—	3,122	—	183,672
Amortization	27,478	3,367	94,915	—	5,942	—	131,702
Disposals	—	(11,634)	—	—	(1,784)	—	(13,418)
Impairment	1,563	155	—	—	2,552	5,471	9,741
Translation	—	(56)	—	—	—	—	(56)
Balance – December 31, 2016	61,163	5,798	229,377	—	9,832	5,471	311,641

Net carrying amount
At January 1, 2016	83,161	6,026	1,289,257	485,253	27,187	2,810,470	4,701,354
At December 31, 2016	54,916	9,875	1,194,342	485,253	38,976	2,805,210	4,588,572